Share based payment reserve (Details 5)	12 Months Ended
Aug. 31, 2022 $ / shares
Share Based Payment Reserve
Risk-free interest rate	3.35%
Expected life of stock options	3 years 9 months 18 days
Expected volatility of the share price	$ 68.89
Expected dividend yield	0.00%